Share-Based Compensation (Details) - Schedule of Share Option Movements			12 Months Ended
	Aug. 31, 2023 USD ($) $ / shares shares	Aug. 31, 2023 ؋ / shares	Aug. 31, 2024 USD ($) $ / shares shares	Aug. 31, 2024 USD ($) $ / shares ؋ / shares shares	Aug. 31, 2024 ؋ / shares
Schedule of Share Option Movements [Abstract]
Number of share options,Ending Balance | shares	656,125		13,633,892	13,633,892
Weighted average exercise price, Ending Balance | $ / shares	$ 8.74		$ 0.62
Weighted average remaining contractual years, Ending Balance	4 years 3 months 14 days		9 years 2 months 12 days	9 years 2 months 12 days
Weighted average fair value at grant date, Ending Balance | ؋ / shares		؋ 11.08		؋ 0.57
Aggregate intrinsic value, Ending Balance | $
Number of share options, Granted | shares			13,200,120	13,200,120
Weighted average exercise price, Granted | $ / shares			$ 0.35
Weighted average remaining contractual years, Granted			9 years 4 months 20 days	9 years 4 months 20 days
Weighted average fair value at grant date, Granted | ؋ / shares				؋ 0.23
Number of share options, Forfeited/Cancelled | shares			(222,353)	(222,353)
Weighted average exercise price, Forfeited/Cancelled | $ / shares			$ 8.74
Weighted average remaining contractual years, Forfeited/Cancelled			3 years 3 months 14 days	3 years 3 months 14 days
Number of share options, Vested and exercisable | shares			433,772	433,772
Weighted average exercise price, Vested and exercisable | $ / shares			$ 8.74	؋ 8.74
Weighted average remaining contractual years, Vested and exercisable			3 years 3 months 14 days	3 years 3 months 14 days
Weighted average fair value at grant date, Vested and exercisable | ؋ / shares					؋ 10.89
Aggregate intrinsic value, Vested and exercisable | $